Note 7 Residual maturities by contractual periods (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
On demand [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	€ 9,227	€ 39,761	€ 42,518	[1]
On demand [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
On demand [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3	2	0	[1]
On demand [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
On demand [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	99	174	279	[1]
On demand [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1	10	0	[1]
On demand [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	0	[2]
On demand [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,176	1,936	8,838	[2]
On demand [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	7,392	8,894	12,735	[2]
On demand [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	302,667	281,812	308,360	[2]
On demand [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	0	[2]
On demand [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	(33)	0	[2]
Not later than one month [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	66,497	24,598	32,741	[1]
Not later than one month [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,870	3,781	3,616	[1]
Not later than one month [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,199	901	2,202	[1]
Not later than one month [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	31,049	33,856	20,033	[1]
Not later than one month [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	24,622	18,531	16,939	[1]
Not later than one month [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,031	1,779	3,896	[1]
Not later than one month [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,841	3,065	4,750	[2]
Not later than one month [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	7,885	4,257	7,859	[2]
Not later than one month [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5,760	2,728	4,324	[2]
Not later than one month [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	38,951	28,806	39,978	[2]
Not later than one month [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	51,638	52,437	41,239	[2]
Not later than one month [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(253)	(395)	(722)	[2]
Later than one month and not later than three months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
Later than one month and not later than three months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	319	400	677	[1]
Later than one month and not later than three months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,012	801	855	[1]
Later than one month and not later than three months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	5,743	11,611	4,757	[1]
Later than one month and not later than three months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	32,009	23,185	24,280	[1]
Later than one month and not later than three months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,107	3,606	6,680	[1]
Later than one month and not later than three months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,434	1,077	2,618	[2]
Later than one month and not later than three months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	628	415	254	[2]
Later than one month and not later than three months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,465	1,700	2,694	[2]
Later than one month and not later than three months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	18,542	11,814	13,416	[2]
Later than one month and not later than three months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	14,543	6,858	5,301	[2]
Later than one month and not later than three months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	24	(176)	15	[2]
Later than three months and not later than six months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
Later than three months and not later than six months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	433	790	921	[1]
Later than three months and not later than six months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	746	584	797	[1]
Later than three months and not later than six months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,368	2,945	1,351	[1]
Later than three months and not later than six months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	25,622	22,141	23,012	[1]
Later than three months and not later than six months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	8,200	3,395	6,557	[1]
Later than three months and not later than six months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,050	3,498	3,963	[2]
Later than three months and not later than six months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	806	825	741	[2]
Later than three months and not later than six months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	464	382	588	[2]
Later than three months and not later than six months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	6,776	4,867	6,808	[2]
Later than three months and not later than six months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	17,736	2,485	1,643	[2]
Later than three months and not later than six months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(1,010)	(326)	(961)	[2]
Later than six months and not later than nine months [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
Later than six months and not later than nine months [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	434	373	356	[1]
Later than six months and not later than nine months [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	516	727	734	[1]
Later than six months and not later than nine months [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,432	1,063	364	[1]
Later than six months and not later than nine months [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	14,827	11,769	15,579	[1]
Later than six months and not later than nine months [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,305	2,333	5,084	[1]
Later than six months and not later than nine months [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,148	2,914	1,283	[2]
Later than six months and not later than nine months [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	56	183	152	[2]
Later than six months and not later than nine months [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	379	289	353	[2]
Later than six months and not later than nine months [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,575	1,717	4,526	[2]
Later than six months and not later than nine months [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	866	1,513	1,192	[2]
Later than six months and not later than nine months [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(23)	(66)	(85)	[2]
Later than nine months and not later than one year [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
Later than nine months and not later than one year [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	468	299	461	[1]
Later than nine months and not later than one year [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	344	432	543	[1]
Later than nine months and not later than one year [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,127	1,692	368	[1]
Later than nine months and not later than one year [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	16,766	13,782	17,032	[1]
Later than nine months and not later than one year [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,746	3,958	13,014	[1]
Later than nine months and not later than one year [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,017	1,885	1,543	[2]
Later than nine months and not later than one year [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	694	924	726	[2]
Later than nine months and not later than one year [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	758	227	272	[2]
Later than nine months and not later than one year [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,870	1,520	4,366	[2]
Later than nine months and not later than one year [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,503	8,252	368	[2]
Later than nine months and not later than one year [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	175	(641)	134	[2]
Later than one year and not later than two years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
Later than one year and not later than two years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	242	211	117	[1]
Later than one year and not later than two years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	971	694	1,251	[1]
Later than one year and not later than two years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,582	2,188	3,320	[1]
Later than one year and not later than two years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	41,049	39,656	46,182	[1]
Later than one year and not later than two years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	18,417	18,854	9,858	[1]
Later than one year and not later than two years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	6,318	9,477	10,573	[2]
Later than one year and not later than two years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	648	496	825	[2]
Later than one year and not later than two years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	700	578	957	[2]
Later than one year and not later than two years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,476	1,740	3,361	[2]
Later than one year and not later than two years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	8,136	29,954	11,304	[2]
Later than one year and not later than two years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	40	100	(400)	[2]
Later than two years and not later than three years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
Later than two years and not later than three years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	183	166	120	[1]
Later than two years and not later than three years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	816	470	721	[1]
Later than two years and not later than three years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,354	2,239	1,849	[1]
Later than two years and not later than three years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	32,510	30,049	38,851	[1]
Later than two years and not later than three years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	8,744	13,135	15,494	[1]
Later than two years and not later than three years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	9,423	4,931	7,505	[2]
Later than two years and not later than three years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	211	146	189	[2]
Later than two years and not later than three years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	293	231	337	[2]
Later than two years and not later than three years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,276	578	1,213	[2]
Later than two years and not later than three years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,524	5,527	28,510	[2]
Later than two years and not later than three years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(153)	(122)	(157)	[2]
Later than three years and not later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
Later than three years and not later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	6	8	2	[1]
Later than three years and not later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	551	261	515	[1]
Later than three years and not later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,400	1,118	891	[1]
Later than three years and not later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	43,828	44,508	51,709	[1]
Later than three years and not later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	23,307	17,214	17,231	[1]
Later than three years and not later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	13,282	12,332	12,793	[2]
Later than three years and not later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	396	146	166	[2]
Later than three years and not later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	594	337	459	[2]
Later than three years and not later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	798	863	869	[2]
Later than three years and not later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,493	4,755	3,740	[2]
Later than three years and not later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(466)	(155)	(264)	[2]
Later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0	[1]
Later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	83	26	39	[1]
Later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	830	469	500	[1]
Later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	289	739	1,089	[1]
Later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	96,201	94,780	110,173	[1]
Later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	31,480	47,331	50,045	[1]
Later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	18,145	19,991	23,839	[2]
Later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	399	579	371	[2]
Later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	727	722	870	[2]
Later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	273	416	799	[2]
Later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	575	1,490	1,516	[2]
Later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(3,717)	(66)	(159)	[2]
Total [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	75,724	64,359	75,258	[1]
Total [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	6,040	6,056	6,309	[1]
Total [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	7,988	5,343	8,119	[1]
Total [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	51,343	57,451	34,021	[1]
Total [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	327,534	298,574	344,036	[1]
Total [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	107,338	111,614	127,859	[1]
Total [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	59,658	59,169	68,868	[2]
Total [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	13,899	9,907	20,120	[2]
Total [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	18,532	16,087	23,589	[2]
Total [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	376,203	334,132	383,694	[2]
Total [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	100,013	113,269	94,812	[2]
Total [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	€ (5,383)	€ (1,880)	€ (2,599)	[2]

[1]	(1) It includes the balance of the companies in the United States (see Notes 3 and 21).
[2]	(1) It includes the balance of the companies in the United States (see Notes 3 and 21)